United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2003

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ October 15, 2003

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto Culver Cl. B           COM              013068101     9829   167100 SH       SOLE                   167100
Bristol-Myers Squibb           COM              110122108      213     8400 SH       SOLE                     8400
British Petroleum              COM              055622104      219     5200 SH       SOLE                     5200
Cardinal Health                COM              14149Y108     8557   146550 SH       SOLE                   146550
Cintas Corp.                   COM              172908105     9313   252800 SH       SOLE                   252800
Colonial Municpal Tr           COM              195768106      223    21700 SH       SOLE                    21700
Consol Energy, Inc.            COM              20854P109     7380   397200 SH       SOLE                   397200
Fastenal Co.                   COM              311900104    10157   268700 SH       SOLE                   268700
Gardner Denver, Inc.           COM              365558105     8799   418800 SH       SOLE                   418800
Hathor Exploration             COM              419018106      150   666999 SH       SOLE                   666999
Health Mgmt. Assoc.            COM              421933102    10992   504000 SH       SOLE                   504000
Helmerich & Payne              COM              423452101     9220   352700 SH       SOLE                   352700
J.P. Morgan                    COM              46625H100      233     6800 SH       SOLE                     6800
Japan Small Cap. Fd            COM              47109U104     4728   519600 SH       SOLE                   519600
Jumbo Development              COM              48138P108      176   990000 SH       SOLE                   990000
Kit Resources                  COM              498020106      778  3000000 SH       SOLE                  3000000
Linear Technology              COM              535678106    20968   583575 SH       SOLE                   583575
Mettler-Toledo Int'l           COM              592688105    11951   332422 SH       SOLE                   332422
Molex Inc. Cl A                COM              608554200     8525   347400 SH       SOLE                   347400
Occidental Petroleum           COM              674599105      211     6000 SH       SOLE                     6000
Robert Half Int'l              COM              770323103    11433   586300 SH       SOLE                   586300
St. Mary Land & Exp.           COM              792228108    33270  1313981 SH       SOLE                  1313981
Sungard Data Systems           COM              867363103      263    10000 SH       SOLE                    10000
Tidewater Inc.                 COM              886423102     9205   325250 SH       SOLE                   325250
Veritas Software               COM              923436109      268     8500 SH       SOLE                     8500
Verizon Comm.                  COM              077853109      228     7042 SH       SOLE                     7042
Walgreen Co.                   COM              931422109     7041   229800 SH       SOLE                   229800
Waters Corporation             COM              941848103    11460   417800 SH       SOLE                   417800
WebMD Corp.                    COM              94769M105     4035   450800 SH       SOLE                   450800
Westport Resources             COM              961418100    12636   536800 SH       SOLE                   536800